Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2009	$ 250	$ 5,255,624	$ (84,000)	$ 0	$ (3,917,853)	$ (536,003)	$ 718,018
Balance (in shares) at Dec. 31, 2009	2,492,752
Common stock issued for:
Consultants	1	24,999	0	0	0	0	25,000
Consultants (in shares)	15,572
Amounts due related party	3	58,787	0	0	0	0	58,790
Amounts due related party (in shares)	33,594
Accounts payable	1	17,499	0	0	0	0	17,500
Accounts payable (in shares)	10,000
Director fees	2	42,498	0	0	0	0	42,500
Director fees (in shares)	20,000
Beneficial conversion feature of convertible notes payable	0	56,660	0	0	0	0	56,660
Available-for-sale securities	0	0	152,027	0	0	0	152,027
Purchase treasury stock	0	0	0	0	0	(680)	(680)
Non-controlling interest	0	0	0	42,528	0	0	42,528
Net loss	0	0	0	(18,353)	(1,011,565)	0	(1,029,918)
Balance at Dec. 31, 2010	257	5,456,067	68,027	24,175	(4,929,418)	(536,683)	82,425
Balance (in shares) at Dec. 31, 2010	2,571,918
Common stock issued for:
Convertible notes payable and accrued interest	41	731,046	0	0	0	0	731,087
Convertible notes payable and accrued interest (in shares)	412,286
Services	3	74,570	0	0	0	0	74,573
Services (in shares)	27,750
Cash	0	500	0	0	0	0	500
Cash (in shares)	167
Available-for-sale securities contributed by CEO	0	125,331	0	0	0	0	125,331
Warrants sold, net	0	20,608	0	0	0	0	20,608
Amortize warrants	0	35,247	0	0	0	0	35,247
Sell treasury stock	0	16,137	0	0	0	10,263	26,400
Available-for-sale securities	0	0	(13,005)	0	0	0	(13,005)
Non-controlling interest	0	0	0	1,673,270	0	0	1,673,270
Foreign translation loss	0	0	(6,357)	0	0	0	(6,357)
Net loss	0	0	0	(5,426)	(1,103,390)	0	(1,108,816)
Balance at Dec. 31, 2011	$ 301	$ 6,459,506	$ 48,665	$ 1,692,019	$ (6,032,808)	$ (526,420)	$ 1,641,263
Balance (in shares) at Dec. 31, 2011	3,012,121